Lease Liabilities (Details)	3 Months Ended
Oct. 31, 2019 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 56,704
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$ 1,187,116
Weighted-average remaining lease term - operating leases	7 years 5 months 16 days
Weighted-average discount rate - operating leases	12.00%